Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - Manscaped Holdings, LLC [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets [Line Items]
Prepaid expenses	$ 2,818	$ 1,365
Prepaid inventory	4,591	3,587
Other current assets	2,085	435
Prepaid expenses and other current assets	$ 9,494	$ 5,387